Financial instruments - Fair value - Level 3 instrument, narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Egypt gas redirection and sale proceeds, agreement period	3 months	3 months
Derivative financial assets		$ 11,220	$ 0
Fair value of Egypt gas supply contract derivative | Level 3 of fair value hierarchy
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets		$ 11,200